Basis of presentation and significant accounting policies (Details)	Mar. 31, 2015	Mar. 31, 2014
Luxoft USA Inc.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft International Company Ltd.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Switzerland GmbH
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Professional LLC
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Canada Ltd.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Eastern Europe Ltd
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft UK Ltd.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft GmbH
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Ukraine LLC
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Services LLC
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Vietnam Company Ltd.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Dubna LLC
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Professional RM S.R.L.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Software ITC S.A.
List of subsidiaries of the Group
Ownership interest (as a percent)	99.40%	99.40%
Luxoft Poland Sp.z.o.o.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Singapore PTE Ltd.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
ANO Training Center Luxoft
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Research LLC
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Bulgaria EOOD
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Luxoft Global Operations GmbH
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%	100.00%
Excelian Ltd. (UK)
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Excelian, Inc
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Excelian Ltd. (Canada)
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Luxoft Mexico S.A. de C.V.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%
Radius Inc.
List of subsidiaries of the Group
Ownership interest (as a percent)	100.00%